Property and Equipment, Net - Summary of Property and Equipment (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property plant and equipment, gross	¥ 184,810	¥ 163,028
Less: accumulated depreciation	(42,403)	(26,597)
Property and equipment, net	142,407	136,431
Buildings [Member]
Property, Plant and Equipment
Property plant and equipment, gross	94,004	93,231
Leasehold improvement [Member]
Property, Plant and Equipment
Property plant and equipment, gross	44,379	34,560
Furniture and office equipment [Member]
Property, Plant and Equipment
Property plant and equipment, gross	15,371	11,982
Electronic equipment [Member]
Property, Plant and Equipment
Property plant and equipment, gross	23,695	20,472
Vehicles [Member]
Property, Plant and Equipment
Property plant and equipment, gross	4,150	¥ 2,783
Construction in Progress [Member]
Property, Plant and Equipment
Property plant and equipment, gross	¥ 3,211